                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09841

                             UBS Willow Fund, L.L.C.
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                          UBS WILLOW FUND, L.L.C.
                                            FINANCIAL STATEMENTS
                        WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


                                                 YEAR ENDED
                                             DECEMBER 31, 2010

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
                                          UBS WILLOW FUND, L.L.C.
                                            FINANCIAL STATEMENTS
                        WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


                                                 YEAR ENDED
                                             DECEMBER 31, 2010

                                                  CONTENTS

Report of Independent Registered Public Accounting Firm ..............................................    1
Statement of Assets, Liabilities and Members' Capital ................................................    2
Statement of Operations ..............................................................................    3
Statements of Changes in Members' Capital ............................................................    4
Statement of Cash Flows ..............................................................................    5
Financial Highlights .................................................................................    6
Notes to Financial Statements ........................................................................    7
Schedule of Portfolio Investments ....................................................................   19

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
(ERNST & YOUNG LOGO)                                        Ernst & Young LLP
                                                            5 Times Square
                                                            New York, New York 10036-6530

                                                            Tel: (212) 773-3000

                          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of UBS Willow Fund, L.L.C.

We have audited the accompanying statement of assets,  liabilities and members' capital of UBS Willow Fund,
L.L.C.  (the "Fund"),  including the schedule of portfolio  investments,  as of December 31, 2010,  and the related  statements  of  operations  and cash flows for the year then ended,  the  statements of changes in members' capital for each of the two years in the period then ended, and the financial  highlights for each of the five years in the period then ended.  These  financial  statements and financial  highlights are the responsibility  of the Fund's  management.  Our  responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company  Accounting  Oversight Board
(United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not  engaged to perform  an audit of the Fund's  internal  control  over  financial  reporting.  Our audits included  consideration  of internal  control  over  financial  reporting  as a basis for  designing  audit procedures that are appropriate in the  circumstances,  but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also  includes  examining,  on a test  basis,  evidence  supporting  the amounts and the disclosures in the financial statements and financial highlights,  assessing the accounting principles used and significant estimates made by management,  and evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the custodian  and brokers or by other  appropriate  auditing  procedures  where  replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial statements and financial highlights referred to above present fairly, in all material  respects,  the financial position of UBS Willow Fund, L.L.C. at December 31, 2010, the results of its operations and its cash flows for the year then ended,  the changes in its members' capital for each of the two years in the period  then ended,  and the  financial  highlights  for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                                                        (ERNST & YOUNG LLP)

February 24, 2011

                               A member firm of Ernst & Young Global Limited


                                                                                                          1
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

                                                                                    UBS WILLOW FUND, L.L.C.

                                                      STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at fair value (cost $89,503,910)                                   $ 43,983,140
Cash and cash equivalents                                                                       55,239,987
Unrealized appreciation on credit default swaps                                                 36,267,515
Collateral deposited with brokers on credit default swaps                                       22,405,418
Due from broker                                                                                 17,988,696
Interest receivable                                                                                  5,829
Other assets                                                                                        10,458
-----------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                   175,901,043
-----------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at fair value (proceeds of sales $11,003,598)               12,926,470
Credit default swap contracts, at fair value (upfront fees $1,700,000)                          31,297,268
Withdrawals payable                                                                             18,691,244
Interest payable                                                                                   360,841
Professional fees payable                                                                          201,439
Management Fee payable                                                                             140,835
Incentive Allocation payable to Manager                                                             34,446
Administration fee payable                                                                          33,088
Custody fee payable                                                                                  5,998
Other liabilities                                                                                   64,562
-----------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                               63,756,191
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                              $112,144,852
-----------------------------------------------------------------------------------------------------------

MEMBER'S CAPITAL

Represented by:
Net capital contributions                                                                     $156,318,247
Accumulated net unrealized appreciation/(depreciation) on investments in securities,
 securities sold, not yet purchased and swaps                                                  (44,173,395)
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                              $112,144,852
-----------------------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of these financial statements.


                                                                                                          2


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
                                                                                    UBS WILLOW FUND, L.L.C.

                                                                                    STATEMENT OF OPERATIONS

-----------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                                    $        70,967
-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                              70,967
-----------------------------------------------------------------------------------------------------------

EXPENSES

Management Fee                                                                                    1,484,097
Interest                                                                                          1,320,741
Professional fees                                                                                   417,090
Administration fee                                                                                  125,184
Directors' fees                                                                                      54,273
Custody fee                                                                                          28,352
Printing, insurance and other expenses                                                              197,836
-----------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                    3,627,573
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                              (3,556,606)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from:
 Investments in securities                                                                      (18,148,709)
 Securities sold, not yet purchased                                                               2,743,795
 Swaps                                                                                          (27,474,634)
Net change in unrealized appreciation/depreciation on:
 Investments in securities                                                                       34,134,042
 Securities sold, not yet purchased                                                              (3,040,389)
 Swaps                                                                                           47,082,812
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                                           35,296,917
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                    $    31,740,311
-----------------------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of these financial statements.


                                                                                                          3

                                                                                    UBS WILLOW FUND, L.L.C.

                                                                  STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

-----------------------------------------------------------------------------------------------------------

                                                                     YEARS ENDED DECEMBER 31, 2009 AND 2010

-----------------------------------------------------------------------------------------------------------
                                                                MANAGER         MEMBERS           TOTAL
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2009                          $    990,672   $  250,266,502   $  251,257,174

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                      48,786       (1,761,705)      (1,712,919)
 Net realized gain/(loss) from investments in securities,
      securities sold, not yet purchased, swaps and foreign
      currency transactions                                      (154,412)     (27,912,440)     (28,066,852)
 Net change in unrealized appreciation/depreciation on
      investments in securities, securities sold, not yet
      purchased and swaps                                        (275,619)     (48,890,110)     (49,165,729)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                       (381,245)     (78,564,255)     (78,945,500)
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Manager and Members' subscriptions                              1,000,000        6,295,000        7,295,000
Members' withdrawals                                                   --      (81,346,969)     (81,346,969)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS                            1,000,000      (75,051,969)     (74,051,969)
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2009                        $  1,609,427   $   96,650,278   $   98,259,705
-----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                    (474,284)      (3,082,322)      (3,556,606)
 Net realized gain/(loss) from investments in securities,
      securities sold, not yet purchased and swaps               (258,425)     (42,621,123)     (42,879,548)
 Net change in unrealized appreciation/depreciation on
      investments in securities, securities sold, not yet
      purchased and swaps                                       1,276,215       76,900,250       78,176,465
Incentive Allocation                                              156,920         (156,920)              --
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                        700,426       31,039,885       31,740,311
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                 --          993,000          993,000
Manager and Members' withdrawals                                 (156,920)     (18,691,244)     (18,848,164)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
   FROM CAPITAL TRANSACTIONS                                     (156,920)     (17,698,244)     (17,855,164)
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2010                        $  2,152,933   $  109,991,919   $  112,144,852
-----------------------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of these financial statements.


                                                                                                          4

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
                                                                                    UBS WILLOW FUND, L.L.C.

                                                                                    STATEMENT OF CASH FLOWS

-----------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations                                    $    31,740,311
Adjustments to reconcile net increase in members' capital derived from operations to net cash provided by operating activities:
 Purchases of investments                                                                          (700,000)
 Proceeds from disposition of investments                                                         9,041,642
 Cost to cover securities sold, not yet purchased                                                  (180,648)
 Net realized gain/(loss) from investments in securities and securities sold, not yet
  purchased                                                                                      15,404,914
 Net accretion of bond discount and amortization of bond premium                                    206,370
 Net change in unrealized appreciation/depreciation on investments in securities,
  securities sold, not yet purchased and swaps                                                  (78,176,465)
 Changes in assets and liabilities:
 (Increase) decrease in assets:
  Collateral deposited with brokers on credit default swaps                                      44,345,836
  Due from broker                                                                                (1,078,732)
  Interest receivable                                                                               101,782
  Investments sold, not settled                                                                   2,868,857
  Other assets                                                                                        2,329
 Increase (decrease) in liabilities:
  Administration fee payable                                                                             74
  Custody fee payable                                                                                    (4)
  Interest payable                                                                                  (18,527)
  Management Fee payable                                                                            (52,999)
  Professional fees payable                                                                         (17,452)
  Other liabilities                                                                                  55,235
-----------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                        23,542,523

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions, including change in subscriptions received in
 advance                                                                                            993,000
Payments on Incentive Allocation payable to Manager                                                (122,474)
Payments on Members' withdrawals, including change in withdrawals payable                       (81,271,455)
-----------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                           (80,400,929)

Net decrease in cash and cash equivalents                                                       (56,858,406)
Cash and cash equivalents - beginning of year                                                   112,098,393
-----------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS - END OF YEAR                                                     $    55,239,987
-----------------------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
  Interest paid                                                                             $     1,339,268
-----------------------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of these financial statements.


                                                                                                          5

                                                                                    UBS WILLOW FUND, L.L.C.

                                                                                       FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

          The  following  represents  the  ratios  to  average  members'  capital  and  other  supplemental information for all Members, excluding the Manager, for the periods indicated.

          An individual  Member's ratios and returns may vary from the below based on the timing of capital transactions, management fee arrangements and the Incentive Allocation.

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                      2010           2009           2008           2007           2006
                                      ----           ----           ----           ----           ----
Ratio of net investment
income/(loss) to average
members' capital (a)                 (2.98%)        (0.84%)         0.51%          2.89%          2.98%

Ratio of total expenses to
average members' capital
before Incentive Allocation (a)       3.04%          2.69%          2.35%          1.67%          2.14%

Ratio of total expenses to
average members' capital after
Incentive Allocation (a)              3.17%          2.69%          2.35%          2.04%          6.92%

Portfolio turnover rate               1.83%         80.81%         43.84%         40.80%         94.81%

Total return before Incentive
Allocation (b)                       32.14%        (30.98%)       (18.03%)        (9.13%)        31.00%

Total return after Incentive
Allocation (c)                       31.97%        (30.98%)       (18.03%)        (9.13%)        24.80%

Members' capital at end of year
(including the Manager)           $112,144,852   $98,259,705   $251,257,174   $380,846,748   $476,149,176

     (a)  The average members' capital used in the above ratios is calculated using pre-tender  members'
          capital, excluding the Manager.

     (b)  Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted,  and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

     (c)  Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive  Allocation to the
          Manager,  and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

                 The accompanying notes are an integral part of these financial statements.


                                                                                                          6

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
                                                                                    UBS WILLOW FUND, L.L.C.

                                                                              NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

1.  ORGANIZATION

    UBS Willow Fund,  L.L.C.  (the "Fund") was organized as a limited  liability  company under the laws of
    Delaware on February 1, 2000.  The Fund is  registered  under the  Investment  Company Act of 1940,  as amended (the "1940 Act") as a closed-end,  non-diversified  management  investment company.  The Fund's investment  objective  is to  maximize  total  return  with low  volatility  by making  investments  in distressed  investments.  The Fund pursues its  investment  objective  by  investing  primarily in debt securities and other  obligations and to a lesser extent equity  securities of U.S.  companies that are experiencing significant financial or business difficulties  (collectively,  "Distressed Obligations").
    The Fund also may  invest in  Distressed  Obligations  of  foreign  issuers  and other  privately  held obligations.  The Fund may use a variety of  special  investment  techniques  to hedge a portion of its investment  portfolio  against  various  risks or other  factors  that  generally  affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve  the use of  derivative  transactions,  including  credit  default  swaps.  The Fund  commenced operations on May 8, 2000.

    The Fund's Board of Directors (the  "Directors") has overall  responsibility  to manage and control the business affairs of the Fund,  including the exclusive  authority to oversee and to establish  policies regarding the management,  conduct and operation of the Fund's business. The Directors have engaged UBS
    Willow Management,  L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

    As of September 30, 2010,  pursuant to an Assignment  and  Assumption  Agreement,  the role of managing member of the joint venture of the Manager (described below), along with the applicable capital balance in the  fund,  was  transferred  from  UBS  Fund  Advisor,  L.L.C.  ("UBSFA")  to UBS  Alternative  and
    Quantitative  Investments  LLC  ("UBS  A&Q").  UBS A&Q is a wholly  owned  subsidiary  of UBS AG and is registered  as an  investment  adviser  under the  Investment  Advisers  Act of 1940,  as amended  (the
    "Advisers Act").

    The Manager is a joint  venture  between  UBS A&Q and Bond  Street  Capital,  L.L.C.  ("Bond  Street").
    Investment  professionals  employed by Bond Street manage the Fund's investment  portfolio on behalf of the Manager under the oversight of UBS A&Q's personnel. Bond Street is also registered as an investment adviser under the Advisers Act.

    Previously,  the Manager was a joint  venture  between  UBSFA and Bond  Street.  UBSFA was the managing member of the Manager and is a wholly-owned  subsidiary of UBS Americas,  Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Advisers Act.

    Initial and additional  applications for interests by eligible  investors may be accepted at such times as the Directors may determine and are generally  accepted monthly.  The Directors reserve the right to reject any application for interests.


                                                                                                          7

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
                                                                                    UBS WILLOW FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

1.  ORGANIZATION (CONTINUED)

    The Fund, from time to time, may offer to repurchase  interests  pursuant to written tenders to members
    (the "Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the  Directors  that the Fund offers to repurchase  interests  from Members once per year, near year-end. A Member's interest, or portion thereof, in the Fund can only be transferred or assigned
    (i) by operation of law pursuant to the death,  bankruptcy,  insolvency or dissolution of a Member,  or
    (ii) with the written  approval  of the  Directors,  which may be  withheld in their sole and  absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

2.  NEW ACCOUNTING PRONOUNCEMENTS

    In January 2010, the Financial  Accounting  Standards  Board ("FASB")  issued  Codification  Accounting
    Standards Update No. 2010-06,  IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS ("ASU 2010-06"). ASU
    2010-06  amends  Topic  820,  FAIR VALUE  MEASUREMENTS  AND  DISCLOSURES  to add new  requirements  for disclosures  about transfers into and out of Levels 1 and 2, and separate  disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. This update also clarifies existing fair value disclosures about the level of disaggregation  for the classes of assets and liabilities and the disclosures  about the inputs and valuation  techniques used to measure fair value.  ASU 2010-06 is effective  for the  interim  and annual  periods  beginning  after  December  15,  2009 and for periods beginning  after  December  15, 2010 for the new Level 3  disclosures.  The adoption of ASU 2010-06 new disclosures  and  clarification  of existing  disclosures  did not have a material impact on the Fund's financial statements.

3.  SIGNIFICANT ACCOUNTING POLICIES

    A.  PORTFOLIO VALUATION

    The Fund values its investments at fair value, in accordance with U.S.  generally  accepted  accounting principles  ("GAAP"),  which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

    Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

    LEVEL 1--quoted prices in active markets for identical securities.
    LEVEL 2--other significant observable inputs (including quoted prices for similar securities,  interest rates, prepayment spreads, credit risk, etc.)
    LEVEL  3--significant  unobservable  inputs  (including  the  Fund's  own  assumptions  and  indicative non-binding broker quotes.)


                                                                                                          8

                                                                                    UBS WILLOW FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    The Fund  recognizes  transfers into and out of the levels  indicated above at the end of the reporting period.  All transfers into and out of Level 3 can be found in the Level 3 reconciliation  table within the Schedule of Portfolio Investments.

    GAAP provides guidance in determining  whether there has been a significant  decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities).  GAAP also provides guidance on identifying circumstances that  indicate  a  transaction  with  regards  to such an asset or  liability  is not  orderly.  In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities.  Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures  about fair value  measurements are provided.  Fair value  measurement  disclosure for each class of assets and  liabilities  requires  greater  disaggregation  than the Fund's  line items in the
    Statement of Assets,  Liabilities and Members' Capital. The Fund determines the appropriate classes for those  disclosures  on the  basis of the  nature  and risks of the  assets  and  liabilities  and their classification in the fair value hierarchy (i.e., Level 1, Level 2, and Level 3).

    For assets and  liabilities  measured at fair value on a recurring  basis  during the period,  the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and  liabilities,  as well as a  reconciliation  of beginning and ending balances of Level 3 assets and liabilities broken down by class.

    A breakdown of the Fund's portfolio into the fair value  measurement  levels can be found in the tables following the Schedule of Portfolio Investments.

    Net asset value of the Fund is  determined by the Manager as of the close of business at the end of any fiscal period in accordance with the valuation  principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

    Securities  and  securities  sold,  not yet purchased that are not listed or admitted to trading on any securities exchange,  including bank debt and corporate debt obligations,  are valued using the average of the final bid and ask prices as of the  measurement  date from  external  pricing  sources  and from reputable dealers or market makers that regularly trade such securities.

    Securities and securities sold, not yet purchased,  other than options and warrants, that are listed or admitted  to  trading  on one or more  securities  exchanges  are  valued at the last sale price on the principal  exchange of trading.  If no trade took place, the securities are valued using the average of the final bid and ask prices as of the measurement date.


                                                                                                          9

                                                                                    UBS WILLOW FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    Options and warrants that are listed or admitted to trading on one or more  exchanges will be valued at the last sale price, if such price is equal to or is between the bid and the ask prices (otherwise, the average  of the final bid and ask prices as of the  measurement  date will be used),  on the  principal exchange of trading.

    Options and warrants that are not listed or admitted to trading on an exchange or that are listed on an exchange which does not accurately  represent such securities' true value will be valued at the average of the final bid and ask prices  provided by a reputable  dealer.  Options and  warrants  may be valued according to a valuation  model or volatility  formula (using inputs such as the price of underlying or reference assets,  the terms of the option or warrant position,  and the amount of time until exercise)
    based on volatility levels provided by reputable dealers.

    Open credit default swap agreements are valued using contractual terms, quoted inputs and may be valued by  independent  valuation  models.  Related  unrealized  gains and losses on open credit  default swap agreements are recorded on the Statement of Assets, Liabilities and Members' Capital.

    Consistent  with its  strategy,  a significant  portion of the Fund's long  portfolio  ($13,555,922  at
    December 31, 2010) and short  portfolio  ($12,926,470  at December 31, 2010) is comprised of relatively illiquid or thinly traded  investments that are not actively traded on a recognized  security exchange.
    All such securities held by the Fund at December 31, 2010 were valued on the basis of indicative prices provided by external  pricing  sources  including  dealers active in the relevant  markets.  Due to the nature of the Fund's strategy,  multiple pricing sources on individual securities may not be available.
    These securities were valued by the Fund based on indicative  prices from at least two pricing sources.
    Values assigned at December 31, 2010 may differ significantly from values that would have been used had a  broader  market  for the  investments  existed.  Due to these  factors,  the Fund  classifies  these securities as Level 3 positions.

    All assets and liabilities  initially  expressed in foreign  currencies are converted into U.S. dollars using  foreign  exchange  rates  provided by a pricing  service  compiled as of 4:00 p.m.  London time.
    Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities  markets in the U.S.  Foreign exchange rates are also determined prior to such close.

    On  occasion,  the fair  value of such  foreign  securities  and  exchange  rates  may be  affected  by significant  events occurring between the time when  determination of such values or exchange rates are made and the time that the net asset  value of the Fund is  determined.  When such  significant  events materially affect the values of securities held by the Fund or its other assets and liabilities,


                                                                                                         10

                                                                                    UBS WILLOW FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    such  securities and other assets and  liabilities  are valued as determined in good faith by, or under the  supervision  of,  the  Directors.  The Fund had no such  foreign  securities  or other  assets and liabilities valued by the Directors at December 31, 2010.

    The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

    B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

    Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign  withholding taxes and reclaims,  if applicable.  Interest income and expenses are recorded on the accrual basis.  Premiums and discounts on debt securities are  amortized/accreted  to interest  expense/income  using the effective yield method.
    Realized  gains and losses from  investments  in  securities,  securities  sold,  not yet purchased and foreign  currency  transactions  are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments in securities and securities sold, not yet purchased from the  fluctuations  arising from changes in market prices of foreign  securities  held. Such  fluctuations  are included in net realized and unrealized gain or loss from investments in securities and securities  sold, not yet purchased.  Net realized gain or loss from foreign currency transactions  represents net foreign exchange gain or loss from disposition of foreign currencies  and the  difference  between  the amount of net  investment  income  recorded on the Fund's accounting  records and the U.S. dollar  equivalent  amounts actually  received or paid. Net unrealized gain or loss from  foreign  currency  translations  arise  from  changes  in the  value of  assets  and liabilities,  other than investments in securities and securities sold, not yet purchased,  as a result of changes in exchange  rates.  For  securities  in default,  the Fund writes off any related  interest receivable  upon  default  and  discontinues  accruing  interest  income and  amortizing/accreting  the premiums/discounts on such securities.  Purchased interest, if any, is added to the cost of the related security upon default.

    C.  FUND EXPENSES

    The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio  transactions and positions for the Fund's account; legal fees;
    accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value,  including valuation services provided by third parties; costs of insurance;  registration expenses;  organization costs; due diligence,  including travel and related  expenses;  expenses of meetings of Directors;  all costs with respect to communications to Members; and other types of expenses approved by the Directors.


                                                                                                         11

                                                                                    UBS WILLOW FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    D.  INCOME TAXES

    The Fund  has  reclassified  $3,556,606  and  $42,879,548  from  accumulated  net  investment  loss and accumulated net realized loss from  investments in securities,  securities  sold, not yet purchased and swaps  respectively,  to net  capital  contributions  during  the year ended  December  31,  2010.  The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of December 31, 2010 and had no effect on members' capital.

    The Fund files income tax returns in the U.S. federal  jurisdiction and applicable  states.  Management has  analyzed the Fund's tax  positions  taken on its federal and state income tax returns for all open tax years,  and has  concluded  that no  provision  for federal or state  income tax is required in the
    Fund's  financial  statements.  The Fund's federal and state income tax returns for tax years for which the  applicable  statutes of  limitations  have not expired are subject to  examination by the Internal
    Revenue Service and state departments of revenue.  The Fund recognizes interest and penalties,  if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the year ended December 31, 2010, the Fund did not incur any interest or penalties.

    Each  Member is  individually  required to report on its own tax return its  distributive  share of the
    Fund's taxable income or loss.

    E.  CASH AND CASH EQUIVALENTS

    Cash and cash  equivalents  consist of monies invested in a PFPC Trust Company account which pays money market rates.  The  investment in the PFPC Trust Company  account is accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members'
    Capital.  Such cash, at times,  may exceed federally  insured limits.  The Fund has not experienced any losses in such  accounts  and does not  believe it is exposed to any  significant  credit  risk on such accounts.

    F.  USE OF ESTIMATES

    The preparation of financial  statements in conformity with GAAP requires  management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and  liabilities at the date of the financial  statements and the reported  amounts of increases and decreases in members'  capital from operations  during the reporting  period.  Actual results could differ from those estimates.


                                                                                                         12

                                                                                    UBS WILLOW FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

4.  RELATED PARTY TRANSACTIONS

    UBS A&Q provides certain management and  administrative  services to the Fund,  including,  among other things,  providing  office space and other  support  services to the Fund.  In  consideration  for such services,  the Fund pays UBS A&Q a monthly  management fee (the "Management  Fee") at an annual rate of
    1.25% of the Fund's members' capital,  excluding the capital account  attributable to the Manager.  The
    Management  Fee is paid to UBS A&Q out of the Fund's  assets and debited  against the Members'  capital accounts,  excluding the Manager's capital account.  A portion of the Management Fee is paid by UBS A&Q to Bond Street.

    UBS Financial  Services Inc. ("UBS FSI"), a wholly-owned  subsidiary of UBS Americas,  Inc.,  acts as a placement  agent for the Fund,  without  special  compensation  from the Fund,  and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

    The Fund may execute  portfolio  transactions  through UBS FSI and its  affiliates.  For the year ended
    December 31, 2010, UBS FSI and its affiliates did not execute  portfolio  transactions on behalf of the
    Fund.

    The net  increase or  decrease in members'  capital  derived  from  operations  (net income or loss) is initially  allocated  to the  capital  accounts  of all  Members  on a pro-rata  basis,  other than the
    Management Fee which is similarly  allocated to all Members other than the Manager, as described above.
    At the end of the twelve month period  following the admission of a Member to the Fund and generally at the end of each  fiscal year  thereafter,  the Manager is  entitled  to an  incentive  allocation  (the
    "Incentive Allocation") of 20% of the net profits, (defined as net increase in members' capital derived from operations) if any, that would have been credited to the Member's capital account for such period.
    The  Incentive  Allocation  will be made only with  respect to net  profits  that exceed any net losses previously  debited  from the  account of such  Member  which have not been  offset by any net  profits subsequently credited to the account of the Member.

    The Incentive Allocation for the year ended December 31, 2010 was $156,920,  and has been recorded as a net increase to the Manager's capital account.  Such amount is not eligible to receive a pro-rata share of the  income/expense  and gain or loss of the Fund.  There was no Incentive  Allocation  for the year ended December 31, 2009.

    Each  Director  of the Fund  receives a retainer of $7,500 plus a fee for each  meeting  attended.  The
    Chairman of the Board of Directors  and the  Chairman of the Audit  Committee of the Board of Directors
    each receive an additional annual retainer in the amounts of $10,000 and $15,000,  respectively.  These additional  annual  retainer  amounts  are paid for by the Fund on a pro-rata  basis with ten other UBS funds  where UBS A&Q is the  investment  adviser.  All  Directors  are  reimbursed  by the Fund for all reasonable out-of-pocket expenses.


                                                                                                         13

                                                                                    UBS WILLOW FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

5.  ADMINISTRATION AND CUSTODY FEES

    PFPC Trust Company,  which will be renamed BNY Mellon Investment Servicing Trust Company effective July
    1, 2011, serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.  The Custodian  entered into a service  agreement  whereby PNC Bank,  NA provides  securities clearance functions.

    On July 1, 2010,  the PNC  Financial  Services  Group,  Inc. sold the  outstanding  stock of PNC Global
    Investment  Servicing Inc. to the Bank of New York Mellon Corporation.  At the closing of the sale, PNC
    Global Investment  Servicing (U.S.), Inc. changed its name to BNY Mellon Investment Servicing (US) Inc.
    ("BNY  Mellon").  BNY Mellon serves as accounting and investor  servicing agent to the Fund and in that capacity provides certain administrative,  accounting, record keeping, tax and Member related services.
    BNY Mellon  receives a monthly fee primarily  based upon (i) the average  members'  capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates.  Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

6.  SECURITIES TRANSACTIONS

    Aggregate  purchases and proceeds from sales of investment  securities  for the year ended December 31,
    2010 amounted to $880,648 and  $9,041,642,  respectively.  Included in the aggregate  purchases  amount above are purchases closing out securities sold, not yet purchased amounting to $180,648.

    At December 31, 2010, the net tax basis of investments  was  $120,752,216  resulting in accumulated net unrealized  depreciation on investments of $84,725,299  which consists of $36,935,659  gross unrealized appreciation and $121,660,958  gross unrealized  depreciation.  The difference between the book and tax basis  of  investments  is  primarily  attributable  to  book to tax  differences  for  accounting  for reorganizations and credit default swaps.

7.  DUE TO BROKER

    The Fund has the ability to trade on margin and, in that connection,  may borrow funds from brokers and banks for  investment  purposes.  Trading in debt  securities  on margin  requires  collateral  that is adequate in the broker's  reasonable  judgment under the margin rules of the applicable  market and the internal  policies  of the  broker.  The  1940  Act  requires  the Fund to  satisfy  an asset  coverage requirement of 300% of its  indebtedness,  including  amounts  borrowed,  measured at the time the Fund incurs the indebtedness.  The Fund pledges securities as collateral for the margin borrowings, which is maintained in a segregated  account held by the Custodian.  The Fund had no borrowings  outstanding for the year ended December 31, 2010.


                                                                                                         14

                                                                                    UBS WILLOW FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

8.  DUE FROM BROKER

    Goldman Sachs & Co. is the prime broker for the Fund. The cash due from broker is primarily  related to securities sold, not yet purchased; its use is therefore restricted. Securities sold, not yet purchased represents  obligations of the Fund to deliver specified  securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly,  these transactions result in off-balance  sheet risk as the Fund's ultimate  obligation to satisfy the sale of securities  sold, not yet purchased  may exceed the amount  indicated in the  Statement of Assets,  Liabilities  and Members'
    Capital.  Accordingly,  the Fund has a concentration  of individual  counterparty  credit risk with the prime broker.

9.  DERIVATIVE CONTRACTS AND FINANCIAL  INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT
    RISK

    In the normal  course of business,  the Fund may trade  various  financial  instruments  and enter into various investment  activities with off-balance sheet risk. These financial  instruments  include swaps and  securities  sold, not yet purchased.  Generally,  these  financial  instruments  represent  future commitments  to purchase or sell other  financial  instruments  at specific  terms at specified  future dates.

    Each of these financial  instruments  contain varying degrees of off-balance sheet risk whereby changes in the fair value of securities  underlying the financial  instruments  may be in excess of the amounts recognized  in the Statement of Assets,  Liabilities,  and Members'  Capital.  Due to the nature of the
    Fund's strategy, the Fund's portfolio consists of a high number of relatively illiquid or thinly traded investments  having a greater  amount of both  market and  credit  risk than many  other  fixed  income instruments.  These  investments  trade  in a  limited  market  and may  not be able to be  immediately liquidated if needed. Fair value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.

    Foreign-denominated  assets may involve more risks than  domestic  transactions,  including  political, economic,  and regulatory risk. Risks may also arise from the potential  inability of a counterparty to meet the terms of a  contract  and from  unanticipated  movements  in the value of  foreign  currencies relative to the U.S. dollar.

    The Fund used a variety of special investment techniques to hedge a portion of its investment portfolio against  various  risks or other factors that  generally  affect the values of the  securities  and for non-hedging  purposes to pursue the Fund's investment  objective.  These techniques  involve the use of derivative transactions, including credit default swaps.


                                                                                                         15

                                                                                    UBS WILLOW FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

9.  DERIVATIVE CONTRACTS AND FINANCIAL  INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT
    RISK (CONTINUED)

    The Fund is required to present enhanced  information in order to provide users of financial statements with an improved  degree of  transparency  and  understanding  of how and why an entity uses derivative instruments,  how derivative  instruments are accounted for, and how derivative  instruments  affect an entity's  financial  position,  results of  operations  and its cash  flows.  In order to provide  such information to financial statement users, the Fund provides  qualitative  disclosures about an entity's associated risk exposures,  quantitative disclosures about fair value amounts of derivative instruments and the gains and losses from derivative instruments, and disclosures of credit-risk-related contingent features in derivative agreements, which are all contained within this note.

    A.  BONDS AND BANK DEBT

    The Fund invests in bonds and bank debt. Bonds and bank debt (loan assignments and participations) have exposure to certain degrees of risk, including interest rate, market risk and the potential non-payment of principal and interest,  including  default or bankruptcy of the issuer or the  intermediary  in the case of  participation.  Loans are generally subject to prepayment risk, which will affect the maturity of such loans. The Fund has no unfunded commitments on investments at December 31, 2010.

    B.  CREDIT DEFAULT SWAPS

    For the year ended  December 31,  2010,  the Fund entered  into credit  default  swaps for  speculative purposes as a "protection buyer". The credit default swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "protection  seller" in exchange for agreed upon payment  amounts to the Fund by the  protection  seller if specified  credit events occur related to an underlying  reference  security.  A credit event is typically  defined as the  occurrence  of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security.  The Fund does not own the underlying reference security.

    The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying  reference security.  The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

    Risks may arise as a result of the failure of the counterparty (protection seller) to perform under the agreement.  The loss incurred by the failure of a counterparty  is generally  limited to the fair value and premium amounts recorded.  The Fund considers the  creditworthiness  of each counterparty to a swap agreement in evaluating  potential credit risk.  Additionally,  risks may arise from the  unanticipated movements in the interest rates or in the value of the underlying reference securities.


                                                                                                         16

                                                                                    UBS WILLOW FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

9.  DERIVATIVE CONTRACTS AND FINANCIAL  INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT
    RISK (CONTINUED)

    B.  CREDIT DEFAULT SWAPS (CONTINUED)

    The Fund  currently has  significant  counterparty  risk exposure with Goldman Sachs as of December 31,
    2010 due to the volume of credit default  contracts where Goldman Sachs is the  counterparty.  Refer to the Schedule of Portfolio  Investments  for a detailed  listing of the credit  default swap  agreements listed by  counterparty,  which indicates the notional amounts and fair values as of December 31, 2010.
    The gross  unrealized  gains and losses  recognized by the Fund at December 31, 2010 on credit  default swaps where Goldman Sachs is the counterparty are $36,097,437 and $(20,545,243), respectively.

    Certain of the Fund's  credit  default  swap  agreements  contain  provisions  that require the Fund to maintain a predetermined level of members' capital,  and/or provide limits regarding the decline in the
    Fund's members'  capital over  one-month,  three-month and  twelve-month  periods.  If the Fund were to violate such  provisions,  the  counterparties  to the credit  default swap  agreements  could  request immediate  payment or demand  immediate  collateralization  on the credit default swap contracts in net liability  positions.  As of and for the year ended December 31, 2010,  either the Fund  maintained the required level of members'  capital,  the Fund's members'  capital did not decline below the limits set forth in the credit default swap agreements or the Fund posted additional collateral,  if necessary, to prevent the closing of the credit  default swap  agreements  for all of the Fund's credit  default swap agreement counterparties.  Refer to the Schedule of Portfolio Investments for a detailed listing of the credit default swap agreements  listed by  counterparty,  which indicates the notional amounts and fair values as of December 31, 2010.

    The Fund is required to post cash as collateral  with the  counterparty  pursuant to each  counterparty agreement.  The Fund has posted  $22,405,418  as  collateral at December 31, 2010 related to its credit default swap contracts.  This amount is recorded as collateral deposited with brokers on credit default swaps on the Statement of Assets,  Liabilities and Members' Capital.  At December 31, 2010, the Fund is
    not currently required to post any additional collateral relating to its credit default swap contracts.
    The accrued expense  related to the periodic  payments on credit default swaps is reflected as realized and unrealized gain/(loss) in the Statement of Operations.

    Fluctuations  in the  value  of  credit  default  swaps  are  recorded  in  net  change  in  unrealized appreciation/depreciation on swaps in the Statement of Operations.

    The net  realized  and net  unrealized  gain/(loss)  on  credit  default  swaps are  $(27,474,634)  and
    $47,082,812,  respectively,  and are separately  disclosed on the Statement of  Operations.  Unrealized appreciation and  depreciation on credit default swap contracts is included as unrealized  appreciation on credit default swaps and credit default swap contracts at fair value, respectively, on the Statement of Assets, Liabilities and Members' Capital.


                                                                                                         17

                                                                                    UBS WILLOW FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

9.  DERIVATIVE CONTRACTS AND FINANCIAL  INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT
    RISK (CONTINUED)

    B.  CREDIT DEFAULT SWAPS (CONTINUED)

    The volume of  activity  of credit  default  swaps  that is  presented  in the  Schedule  of  Portfolio
    Investments is consistent with the derivative activity during the year ended December 31, 2010.

10. INDEMNIFICATION

    In the  ordinary  course of business,  the Fund may enter into  contracts  or  agreements  that contain indemnifications  or  warranties.  Future  events  could  occur  that  lead to the  execution  of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.


                                                                                                         18

                                                                                      UBS WILLOW FUND, L.L.C.

                                                                            SCHEDULE OF PORTFOLIO INVESTMENTS

-------------------------------------------------------------------------------------------------------------
                                                                                            DECEMBER 31, 2010


                 INVESTMENTS IN SECURITIES (39.22%)
    PAR ($)                                                                                      FAIR VALUE
-------------------------------------------------------------------------------------------------------------
                 CORPORATE BONDS (0.00%)
                 FUNERAL SERVICES & RELATED ITEMS (0.00%)
      2,000,000  Loewen Group Intl., Inc., 7.50%, 04/15/49 *,(a)                               $           --
      3,000,000  Loewen Group Intl., Inc., 7.20%, 04/15/49 *,(a)                                           --
                                                                                               --------------
                                                                                                           --
                                                                                               --------------
                 TOTAL CORPORATE BONDS (Cost $--)                                                          --
                                                                                               --------------
                 BANK LOANS (1.72%)
                 Collins & Aikman Product Co., Supplemental Revolving Credit Facility,
      6,183,258  0.00%, 08/31/09 *                                                                     46,374
     38,640,418  Collins & Aikman Products Co., Litigation Trust, 0.00% *                             483,005
     10,405,406  Collins & Aikman Products Co., Revolver Liquidation Trust, 0.00%, 08/31/11 *          78,041
     12,051,753  Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11 *                       90,388
      1,176,000  Le Nature Exit Loan (Libor+300), 3.50%, 07/23/13 *                                 1,234,800
                                                                                               --------------
                 TOTAL BANK LOANS (Cost $1,176,001)                                                 1,932,608
                                                                                               --------------
     SHARES
---------------
                 COMMON STOCK (34.59%)
                 AGRICULTURAL CHEMICALS (8.58%)
        875,246  Phosphate Holdings, Inc. *                                                         9,618,954
                                                                                               --------------
                 AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (10.36%)
      1,320,334  High Performance Industries, Inc. *                                                7,152,249
      3,251,684  International Automotive Components Group North America, LLC *                     4,471,065
                                                                                               --------------
                                                                                                   11,623,314
                                                                                               --------------
                 METAL - ALUMINUM (15.65%)
      3,134,065  Ormet Corp. *                                                                     17,550,764
                                                                                               --------------
                 TOTAL COMMON STOCK (Cost $77,051,104)                                             38,793,032
                                                                                               --------------
                 EXCHANGE TRADED FUNDS (2.91%)
                 INDEXES (2.91%)
        150,000  Ultrashort Financials Proshares *                                                  2,350,500
         50,000  Ultrashort Real Estate Proshares *                                                   907,000
                                                                                               --------------
                                                                                                    3,257,500
                                                                                               --------------
                 TOTAL EXCHANGE TRADED FUNDS (Cost $11,276,805)                                     3,257,500
                                                                                               --------------
                 TOTAL INVESTMENTS IN SECURITIES (Cost $89,503,910)                                43,983,140
                                                                                               --------------
                 SECURITIES SOLD, NOT YET PURCHASED ((11.52)%)
    PAR ($)
---------------
                 CORPORATE BONDS SOLD, NOT YET PURCHASED ((11.52)%)
                 CONSUMER PRODUCTS - MISCELLANEOUS ((6.07)%)
    (6,500,000)  Yankee Candle Co., 9.75%, 02/15/17 (Callable 02/15/12 @ $104.88)                  (6,811,480)
                                                                                               --------------
                 HOME FURNISHINGS ((2.73)%)
    (3,000,000)  Sealy Mattress Co., 8.25%, 06/15/14 (Callable 06/15/10 @ $102.75)                 (3,060,000)
                                                                                               --------------
                 RETAIL - AUTOMOBILE ((2.72)%)
                 Sonic Automotive Inc., Series B, Sr. Sub. Notes, 8.63%, 08/15/13 (Callable
    (3,000,000)  08/15/10 @ $101.44)                                                               (3,054,990)
                                                                                               --------------

                  The preceding notes are an integral part of these financial statements.


                                                                                                           19

                                                                                    UBS WILLOW FUND, L.L.C.

                                                                SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                                                                                            DECEMBER 31, 2010


                                                                                                 FAIR VALUE
-------------------------------------------------------------------------------------------------------------
                 CORPORATE BONDS SOLD, NOT YET PURCHASED (CONTINUED)
                 TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Proceeds
                 of Sales $(11,003,598))                                                       $  (12,926,470)
                                                                                               --------------
                 TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds of Sales
                 $(11,003,598))                                                                   (12,926,470)
                                                                                               --------------

    NOTIONAL
   AMOUNT ($)
---------------
                 DERIVATIVE CONTRACTS (4.43%)
                 CREDIT DEFAULT SWAPS (4.43%)
  2,005,000,000  Purchased Contracts                                                                4,970,247
                                                                                               --------------
                 TOTAL CREDIT DEFAULT SWAPS (Upfront fees paid $1,700,000)                          4,970,247
                                                                                               --------------
                 TOTAL DERIVATIVE CONTRACTS (Upfront fees paid $1,700,000)                          4,970,247
                                                                                               --------------
      TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET
      PURCHASED AND DERIVATIVE CONTRACTS -- 32.13%                                                 36,026,917
                                                                                               --------------
      OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 67.87%                                        76,117,935
                                                                                               --------------
      TOTAL MEMBERS' CAPITAL -- 100.00%                                                        $  112,144,852
                                                                                               ==============

Percentages shown represent a percentage of members' capital as of December 31, 2010.

*   Non-income producing security.
(a) Security is in default.

                   The preceding notes are an integral part of these financial statements.


                                                                                                           20

                                                                                                             UBS WILLOW FUND, L.L.C.

                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   DECEMBER 31, 2010


CREDIT DEFAULT SWAPS
                                                 INTEREST                   NOTIONAL    UPFRONT FEES
SWAP COUNTERPARTY & REFERENCED OBLIGATION          RATE    MATURITY DATE     AMOUNT         PAID       FAIR VALUE   % OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
PURCHASED CONTRACTS:

BANK OF AMERICA MERRILL LYNCH
 Centex Corp., 5.25%, 6/15/15                      5.33       12/20/13    $ 20,000,000  $         --  $ (2,108,401)      (1.88)
 Centex Corp., 5.25%, 6/15/15                      5.40       12/20/13      10,000,000            --    (1,075,948)      (0.96)
 Centex Corp., 5.25%, 6/15/15                      3.54       06/20/13      10,000,000            --      (476,429)      (0.42)
 Centex Corp., 5.25%, 6/15/15                      2.87       12/20/12      10,000,000            --      (276,866)      (0.25)
 Lennar Corp., 5.95%, 3/1/13                       3.10       12/20/12      10,000,000            --      (222,101)      (0.20)
 Lennar Corp., 5.95%, 3/1/13                       4.58       12/20/12      10,000,000            --      (513,795)      (0.46)
 Lennar Corp., 6.50%, 4/15/16                      5.40       06/20/14      10,000,000            --      (801,140)      (0.71)
 Limited Brands, Inc., 6.125%, 12/1/12             3.70       09/20/13      10,000,000            --      (771,339)      (0.69)
 Macy's Inc., 7.45%, 7/15/17                       2.98       09/20/13      10,000,000            --      (590,593)      (0.53)
 Masco Corp., 5.875%, 7/15/12                      0.94       12/20/12      10,000,000            --        37,295        0.03
 Mattel Inc., 7.25%, 7/9/12                        0.87       12/20/12      10,000,000            --        (3,205)         --
 National Rural Utilities Corp., 7.25%, 3/01/12    0.45       03/20/13      10,000,000            --        77,975        0.07
 National Rural Utilities Corp., 8.00%, 3/01/32    1.30       12/20/13      10,000,000            --       (84,862)      (0.08)
 National Rural Utilities Corp., 8.00%, 3/01/32    0.76       03/20/13      20,000,000            --        17,134        0.02
 National Rural Utilities Corp., 8.00%, 3/01/32    0.63       03/20/13      10,000,000            --        37,674        0.03
 National Rural Utilities Corp., 8.00%, 3/01/32    1.85       09/20/13       5,000,000            --      (121,659)      (0.11)
 Pulte Homes 5.25%, 1/15/14                        3.85       12/20/13      10,000,000            --      (411,448)      (0.37)
 Pulte Homes 5.25%, 1/15/14                        4.00       12/20/13      10,000,000            --      (454,500)      (0.40)
 Southwest Airlines Co., 5.25%, 10/1/14            0.57       12/20/12      20,000,000            --        (4,225)         --
 Toll Brothers Inc., 6.875%, 11/15/12              3.20       12/20/13      10,000,000            --      (626,576)      (0.56)
 Toll Brothers Inc., 6.875%, 11/15/12              2.55       12/20/12       5,000,000            --      (161,544)      (0.14)
 Toll Brothers Inc., 6.875%, 11/15/12              2.50       12/20/12       5,000,000            --      (156,553)      (0.14)

GOLDMAN SACHS
 Aramark Corp., 8.50%, 02/01/15                    6.15       03/20/12      10,000,000            --      (690,783)      (0.62)
 Bank of America Corp., 6.00%, 1/24/18             2.80       12/20/13      10,000,000            --      (438,718)      (0.39)
 Bank of America Corp., 6.00%, 1/24/18             3.50       12/20/13      20,000,000            --    (1,287,283)      (1.15)
 Bank of America Corp., 6.25%, 4/15/12             0.92       06/20/13      20,000,000            --       133,317        0.12
 Federal Republic of Germany 6.00%, 6/20/16        0.13       09/20/18      50,000,000            --     1,904,657        1.70
 Federal Republic of Germany 6.00%, 6/20/16        0.13       09/20/18     100,000,000            --     3,809,315        3.40
 Federal Republic of Germany 6.00%, 6/20/16        0.10       12/20/13     200,000,000            --     1,718,028        1.53
 French Republic 4.25%, 4/25/19                    0.16       12/20/13     100,000,000            --     1,750,038        1.56
 French Republic 4.25%, 4/25/19                    0.39       12/20/13     100,000,000            --     1,069,400        0.95
 Kingdom of Sweden 3.875%, 12/29/09                0.60       12/20/13      50,000,000            --      (595,873)      (0.53)
 Kingdom of Sweden 3.875%, 12/29/09                1.02       03/20/14      50,000,000            --    (1,303,029)      (1.16)
 Loews Corp., 5.25%, 3/15/16                       1.00       12/20/13      10,000,000            --       (64,235)      (0.06)
 Loews Corp., 5.25%, 3/15/16                       0.95       12/20/13      65,000,000            --      (321,336)      (0.29)
 Loews Corp., 5.25%, 3/15/16                       0.98       12/20/13      10,000,000            --       (58,315)      (0.05)
 Loews Corp., 5.25%, 3/15/16                       1.05       12/20/13      10,000,000            --       (79,033)      (0.07)
 Macy's Inc., 6.625%, 4/01/11                      2.55       03/20/13      10,000,000            --      (407,943)      (0.36)
 National Rural Utilities Corp., 8.00%, 3/01/32    1.17       12/20/13      10,000,000            --       (44,453)      (0.04)
 Pulte Homes 5.25%, 1/15/14                        4.05       12/20/13      20,000,000            --      (931,689)      (0.83)
 Pulte Homes 5.25%, 1/15/14                        3.00       12/20/13      10,000,000            --      (165,463)      (0.15)
 RadioShack Corp., 7.375%, 5/15/11                 2.32       06/20/16      50,000,000            --    (1,667,617)      (1.49)
 Republic of Austria 5.25%, 1/04/11                0.84       12/20/18      50,000,000            --       814,732        0.73
 Republic of Austria 5.25%, 1/04/11                2.45       03/20/14      25,000,000            --    (1,377,067)      (1.23)
 Republic of Ireland 3.875%, 7/15/10               0.76       12/20/13      50,000,000            --     7,282,407        6.49
 Republic of Italy 6.875%, 9/27/23                 1.66       03/20/14      25,000,000            --       376,379        0.34
 Republic of Italy 6.875%, 9/27/23                 1.84       03/20/14      25,000,000            --       237,754        0.21
 Republic of Italy 6.875%, 9/27/23                 1.52       06/20/14      50,000,000            --     1,106,452        0.99
 Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13    5.00       06/20/12      20,000,000     1,700,000    (1,235,301)      (1.10)
 Southwest Airlines Co., 5.25%, 10/01/14           2.15       12/20/11      20,000,000            --      (360,437)      (0.32)
 Southwest Airlines Co., 5.25%, 10/01/14           2.20       12/20/13      10,000,000            --      (438,916)      (0.39)
 Spain 5.50%, 7/30/16                              0.76       12/20/13      50,000,000            --     3,513,631        3.13
 Spain 5.50%, 7/30/17                              1.08       12/20/13      50,000,000            --     3,067,479        2.74
 Spain 5.50%, 7/30/17                              1.24       03/20/14      50,000,000            --     3,115,144        2.78
 State of Florida 5.00%, 6/01/15                   0.46       09/20/18      15,000,000            --       892,544        0.80
 State of Georgia 3.00%, 4/01/27                   0.49       12/20/18      40,000,000            --     1,108,106        0.99
 State of Mississippi 4.75%, 12/1/27               0.50       09/20/18      15,000,000            --       546,978        0.49

                               The preceding notes are an integral part of these financial statements.


                                                                                                                                  21

                                                                                                             UBS WILLOW FUND, L.L.C.

                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   DECEMBER 31, 2010


CREDIT DEFAULT SWAPS (CONTINUED)
                                                 INTEREST                   NOTIONAL    UPFRONT FEES
SWAP COUNTERPARTY & REFERENCED OBLIGATION          RATE    MATURITY DATE     AMOUNT         PAID       FAIR VALUE   % OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
PURCHASED CONTRACTS (CONTINUED):

GOLDMAN SACHS (CONTINUED)
 State of North Carolina 5.00%, 3/01/20            0.21       09/20/18    $ 65,000,000  $         --  $  3,399,321        3.03
 State of North Carolina 5.00%, 3/01/20            0.24       09/20/18       5,000,000            --       251,755        0.22
 Swiss Confederation                               1.79       03/20/14      50,000,000            --    (2,417,461)      (2.16)
 The Boeing Co., 8.75%, 8/15/21                    1.75       03/20/14      10,000,000            --      (414,435)      (0.37)
 UKT 4.25%, 6/07/32                                1.17       12/20/13      50,000,000            --    (1,041,239)      (0.93)
 UKT 4.25%, 6/07/32                                1.15       12/20/13      50,000,000            --    (1,011,463)      (0.90)
 UKT 4.25%, 6/07/32                                0.55       12/20/13      50,000,000            --      (118,192)      (0.11)
 United Mexican States 5.875%, 1/15/14             3.90       04/20/14      10,000,000            --    (1,042,700)      (0.93)
 United Mexican States 7.50%, 4/08/33              3.60       02/20/14      15,000,000            --    (1,449,334)      (1.29)
 United Mexican States 7.50%, 4/08/33              3.93       04/20/14      10,000,000            --    (1,052,997)      (0.94)
 United Mexican States 7.50%, 4/08/33              3.95       04/20/14       5,000,000            --      (529,931)      (0.47)

JP MORGAN
 Bank of America Corp., 6.00%, 1/24/18             2.10       06/20/13      10,000,000            --      (218,318)      (0.19)
 Limited Brands, Inc., 6.125%, 12/1/12             3.45       09/20/13      10,000,000            --      (725,244)      (0.65)
 Macy's, Inc., 7.45%, 7/15/17                      3.00       09/20/13      10,000,000            --      (544,012)      (0.49)

MORGAN STANLEY
 Limited Brands, Inc., 6.125%, 12/1/12             1.82       12/20/12      10,000,000            --      (229,497)      (0.20)
 Macy's Inc., 6.625%, 4/1/11                       1.50       12/20/12      10,000,000            --      (173,770)      (0.16)
                                                                        --------------  ------------  -------------       -----
Total Purchased Contracts                                               $2,005,000,000  $  1,700,000  $   4,970,247       4.43%
                                                                        ==============  ============  =============       =====

                               The preceding notes are an integral part of these financial statements.

                                                                                                                                  22

                                                                                                             UBS WILLOW FUND, L.L.C.

                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   DECEMBER 31, 2010


The following is a summary of the inputs used in valuing the Fund's  investments at fair value.  The inputs or methodology  used for valuing  securities are not  necessarily an indication of the risk  associated  with  investing in those  securities.  There were no transfers between Level 1 and Level 2 at December 31, 2010.

ASSETS TABLE

-----------------------------------------------------------------------------------------------------------------------
                                                                TOTAL FAIR
                                                                  VALUE AT
                                                                DECEMBER 31,     LEVEL 1       LEVEL 2        LEVEL 3
DESCRIPTION                                                         2010
-----------------------------------------------------------------------------------------------------------------------
Investments in Securities
   Corporate Bonds
      Funeral Services & Related Items                          $         --   $        --   $        --   $         --
                                                                -------------------------------------------------------
   TOTAL CORPORATE BONDS                                                  --            --            --             --
                                                                -------------------------------------------------------
   Bank Loans                                                      1,932,608            --            --      1,932,608
   Common Stock
      Agricultural Chemicals                                       9,618,954     9,618,954            --             --
      Automotive/Truck Parts & Equipment                          11,623,314            --            --     11,623,314
      Metal - Aluminum                                            17,550,764    17,550,764            --             --
                                                                -------------------------------------------------------
   TOTAL COMMON STOCK                                             38,793,032    27,169,718            --     11,623,314
                                                                -------------------------------------------------------
   Exchange Traded Funds
      Indexes                                                      3,257,500     3,257,500            --             --
                                                                -------------------------------------------------------
   TOTAL EXCHANGE TRADED FUNDS                                     3,257,500     3,257,500            --             --
                                                                -------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES                                 $ 43,983,140   $30,427,218   $        --   $ 13,555,922
                                                                -------------------------------------------------------
Derivative Contracts
   Credit Default Swaps                                           36,267,515            --    36,267,515             --
                                                                -------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS                                      $ 36,267,515   $        --   $36,267,515   $         --
                                                                =======================================================
TOTAL ASSETS                                                    $ 80,250,655   $30,427,218   $36,267,515   $ 13,555,922
                                                                -------------------------------------------------------

LIABILITIES TABLE

-----------------------------------------------------------------------------------------------------------------------
                                                                TOTAL FAIR
                                                                  VALUE AT
                                                                DECEMBER 31,     LEVEL 1       LEVEL 2        LEVEL 3
DESCRIPTION                                                         2010
-----------------------------------------------------------------------------------------------------------------------
Securities Sold, Not Yet Purchased
   Corporate Bonds Sold, Not Yet Purchased
      Consumer Products - Miscellaneous                         $ (6,811,480)  $        --   $        --   $ (6,811,480)
      Home Furnishings                                            (3,060,000)           --            --     (3,060,000)
      Retail - Automobile                                         (3,054,990)           --            --     (3,054,990)
                                                                -------------------------------------------------------
   TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED                 (12,926,470)           --            --    (12,926,470)
                                                                -------------------------------------------------------
                                                                -------------------------------------------------------
TOTAL SECURITIES SOLD, NOT YET PURCHASED                        $(12,926,470)  $        --   $        --   $(12,926,470)
Derivative Contracts
   Credit Default Swaps                                          (31,297,268)           --    (31,297,268)           --
                                                                -------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS                                      $(31,297,268)  $        --   $(31,297,268) $         --
                                                                -------------------------------------------------------
TOTAL LIABILITIES                                               $(44,223,738)  $        --   $(31,297,268) $(12,926,470)
                                                                -------------------------------------------------------

                               The preceding notes are an integral part of these financial statements.


                                                                                                                                  23

                                                                                                             UBS WILLOW FUND, L.L.C.

                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   DECEMBER 31, 2010


The  following is a  reconciliation  of assets and  liabilities  in which  significant  unobservable  inputs  (Level 3) were used in determining fair value:

ASSETS:

                                                                                 Change in                                 Balance
                                                     Accrued                     unrealized       Net      Transfers in     as of
                                   Balance as of    discounts  Realized gain/  appreciation/  purchases/  and/or out of December 31,
DESCRIPTION                      December 31, 2009  /premiums      (loss)       depreciation    (sales)      Level 3         2010
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
  CORPORATE BONDS
  Automotive/Truck Parts &
  Equipment                      $       7,299,598  $(57,077)  $           --  $    (445,820) $       --  $(6,796,701)*  $        --
  Oil Companies - Exploration &
  Production                                    --        --      (17,027,657)    17,027,657          --           --             --
                                 ---------------------------------------------------------------------------------------------------
  TOTAL CORPORATE BONDS                  7,299,598   (57,077)     (17,027,657)    16,581,837          --   (6,796,701)            --
  BANK LOANS
  Bank Loans                             2,170,683        --               --       (238,075)         --           --      1,932,608
                                 ---------------------------------------------------------------------------------------------------
  TOTAL BANK LOANS                       2,170,683        --               --       (238,075)         --           --      1,932,608
  COMMON STOCK
  Automotive/Truck Parts &
  Equipment                                 32,517        --               --      4,794,096          --    6,796,701*    11,623,314
                                 ---------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCK                        32,517        --               --      4,794,096          --    6,796,701     11,623,314
                                 ---------------------------------------------------------------------------------------------------

  ENDING BALANCE                 $       9,502,798  $(57,077)  $  (17,027,657) $  21,137,858  $       --  $        --    $13,555,922
                                 ===================================================================================================

*   The transfer of $6,796,701  from  investment in corporate  bonds to  investment in common stock  represents  the receipt of High
Performance  Industries,  Inc common stock in exchange for the  investment  in Holley Second Lien Secured  Notes.  This exchange occurred in December 2010 as a result of the reorganization of Holley Second Lien Secured Notes.

LIABILITIES:

                                                                                Change in                                 Balance
                                                    Accrued                     unrealized       Net      Transfers in     as of
                                  Balance as of    discounts  Realized gain/  appreciation/  purchases/  and/or out of December 31,
DESCRIPTION                     December 31, 2009  /premiums      (loss)       depreciation    (sales)      Level 3         2010
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD, NOT YET PURCHASED
   CORPORATE BONDS
   Consumer Products -
   Miscellaneous                $      (6,440,395) $(128,663) $           --  $    (242,422) $       --  $          -- $ (6,811,480)
   Home Furnishings                    (3,002,490)    (7,981)             --        (49,529)         --             --   (3,060,000)
   Retail - Automobile                 (3,032,490)   (12,649)             --         (9,851)         --             --   (3,054,990)
                                ----------------------------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS              (12,475,375)  (149,293)             --       (301,802)         --             --  (12,926,470)
                                ----------------------------------------------------------------------------------------------------
   ENDING BALANCE               $     (12,475,375) $(149,293) $           --  $    (301,802) $       --  $          -- $(12,926,470)
                                ====================================================================================================


Net change in  unrealized  appreciation/(depreciation)  on Level 3 assets and  liabilities  still held as of  December  31,  2010 is
$3,808,399.

                               The preceding notes are an integral part of these financial statements.


                                                                                                                                  24


                                    UBS WILLOW FUND, L.L.C. (UNAUDITED)

     The Directors  (including the Independent  Directors) last evaluated the Investment Advisory Agreement at a meeting on November 18, 2010. The Directors met in an executive session during which they were advised by and had the  opportunity  to discuss  with  independent  legal  counsel the  approval of the  Investment
Advisory  Agreement.  The Directors  reviewed  materials  furnished by and concerning UBS  Alternative  and
Quantitative Investments LLC ("UBS A&Q"), including information regarding its affiliates and its personnel, operations and financial  condition,  as well as information  regarding UBS Willow Management,  L.L.C., the
Fund's  investment  adviser (the  "Adviser")  of which UBS A&Q is the managing  member.  Tables  indicating comparative  fee  information,  and comparative  performance  information,  as well as a summary  financial analysis for the Fund,  were also included in the meeting  materials and were reviewed and  discussed.  The
Directors  discussed with  representatives  of UBS A&Q the Fund's  operations and the Adviser's  ability to provide advisory and other services to the Fund.

     The Directors reviewed,  among other things, the nature of the advisory services to be provided to the
Fund by the Adviser,  including its investment  process,  and the experience of the investment advisory and other  personnel  proposing to provide  services to the Fund.  The  Directors  discussed the ability of the
Adviser to manage the Fund's  investments in accordance  with the Fund's stated  investment  objectives and policies,  as well as the  services  to be provided by UBS A&Q to the Fund,  including  administrative  and compliance  services,  oversight of Fund accounting,  marketing  services,  assistance in meeting legal and regulatory  requirements  and  other  services  necessary  for the  operation  of the Fund.  The  Directors acknowledged the Adviser's  employment of highly skilled  investment  professionals,  research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits which the
Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and
UBS Financial  Services Inc.  Accordingly,  the Directors  felt that the quality of service  offered by the
Adviser to the Fund was appropriate,  and that the Adviser's  personnel had sufficient  expertise to manage the Fund.

     The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS A&Q which had objectives and strategies similar to those of the
Fund and which are managed by other,  third-party  investment advisers  ("Comparable Funds"). The Directors recognized that the Comparable Funds, as private funds, are not subject to certain investment  restrictions under the  Investment  Company  Act of 1940,  as  amended,  that are  applicable  to the Fund and which can adversely affect the Fund's performance  relative to that of its Comparable Funds. The Directors noted that while the Fund's 2010  performance as of August 31, 2010 exceeded the median  performance of the Comparable
Funds and relevant indexes (Altman - NYU Salomon  Defaulted Bond Index,  Hennessee  Distressed  Index, HFRI
Distressed  Securities,  HFRX Distressed  Securities and Salomon Smith Barney High Yield Market Index), the
Fund's  performance  for the three- and  five-year  periods  ended  September  30,  2010  lagged the median performance of the Comparable Funds and relevant indexes. The Directors also compared the volatility of the
Fund to that of its  Comparable  Funds.  The Directors  observed that for the three- and five-year  periods ended August 31, 2010, the Fund's  volatility was above the median  volatility of the Comparable  Funds and relevant indexes.

     The Directors  considered  the advisory fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable  Funds,  and as compared to the advisory fees charged by UBS
Fund Advisor,  L.L.C.  ("UBSFA") and its affiliates for other UBS alternative  investment products,  noting that UBSFA  transferred its managing  membership  interest in the Adviser to UBS A&Q as of October 1, 2010.
The  information  presented to the  Directors  showed that the Fund's  management  fee was below the median management  fee of the Comparable  Funds and the Fund's  incentive fee was equal to the incentive fee being charged to the Comparable  Funds.  In comparing the management and incentive fees being charged to the Fund to the fees being charged by UBS A&Q and its affiliates for other UBS alternative  investment products, the
Directors noted that the Fund's  management fee was equal to the lowest management fee being charged to the single-manager  funds and that the Fund's incentive fee was equal to the incentive fee being charged to the other  single-manager  funds.  In light of the  foregoing,  the  Directors  felt  that the  combination  of management fee and incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds and other relevant UBS alternative investment products.

     The Directors also  considered the  profitability  to UBSFA and UBS A&Q both before payment to brokers and after payment to brokers and  concluded  that the profits to be realized by UBSFA and UBS A&Q and their affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and
UBSFA and UBS A&Q were within a range the Directors  considered  reasonable and appropriate.  The Directors also  discussed  the fact  that the Fund was not  large  enough  at that  time to  support  a  request  for breakpoints due to economies of scale. The Directors determined that the fees under the Investment Advisory
Agreement did not constitute fees that are so disproportionally large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's length bargaining, and concluded that the fees were reasonable.  The Directors  concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

DIRECTORS AND OFFICERS (UNAUDITED)

Information  pertaining  to the  Directors  and Officers of the Fund as of December 31, 2010 is set forth  below.  The  statement of additional  information (SAI) includes additional  information about the Directors and is available without charge, upon request, by calling UBS Alternative and Quantitative Investments LLC ("UBS A&Q") at (888) 793-8637.

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN      OTHER TRUSTEESHIPS/
                                                                                              FUND         DIRECTORSHIPS HELD BY
                                TERM OF OFFICE                                              COMPLEX          DIRECTOR OUTSIDE
NAME, AGE, ADDRESS AND           AND LENGTH OF            PRINCIPAL OCCUPATION(S)         OVERSEEN BY          FUND COMPLEX
POSITION(S) WITH FUNDS          TIME SERVED(1)              DURING PAST 5 YEARS           DIRECTOR(2)     DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT DIRECTORS

George W. Gowen (81)          Term -- Indefinite  Law partner of Dunnington, Bartholow         11       None
UBS Alternative and             Length--since     & Miller.
 Quantitative Investments LLC  Commencement of
677 Washington Boulevard         Operations
Stamford, Connecticut 06901
Director

Stephen H. Penman (64)        Term -- Indefinite  Professor of Financial Accounting of         11       None
UBS Alternative and             Length--since     the Graduate School of Business,
 Quantitative Investments LLC   July 1, 2004      Columbia University.
677 Washington Boulevard
Stamford, Connecticut 06901
Director

Virginia G. Breen (46)        Term -- Indefinite  General Partner of Sienna Ventures;          11       Director of: Modus Link,
UBS Alternative and             Length--since     General Partner of Blue Rock Capital.                 Inc.; Excelsior Absolute
 Quantitative Investments LLC    May 2, 2008                                                            Return Fund of Funds,
677 Washington Boulevard                                                                                L.L.C.; Excelsior Buyout
Stamford, Connecticut 06901                                                                             Investors, L.L.C.; Excelsior
Director                                                                                                LaSalle Property Fund, Inc;
                                                                                                        UST Global Private Markets
                                                                                                        Fund, L.L.C.

                                                         INTERESTED DIRECTOR

Meyer Feldberg (68)(3)        Term -- Indefinite  Dean Emeritus and Professor of               58       Director of: Primedia, Inc.;
UBS Alternative and             Length--since     Management of the Graduate School of                  Macy's, Inc.; Revlon, Inc.;
 Quantitative Investments LLC  Commencement of    Business, Columbia University; Senior                 NYC Ballet; SAPPI Ltd.
677 Washington Boulevard         Operations       Advisor for Morgan Stanley.                           Advisory Director of Welsh
Stamford, Connecticut 06901                                                                             Carson Anderson & Stowe.
Director
                                                  OFFICER(S) WHO ARE NOT DIRECTORS

William J. Ferri (44)         Term -- Indefinite  Global Head of UBS Alternative and           N/A                   N/A
UBS Alternative and             Length--since     Quantitative Investments LLC since
 Quantitative Investments LLC  October 1, 2010    June 2010. Prior to serving in this
677 Washington Boulevard                          role, he was Deputy Global Head of
Stamford, Connecticut 06901                       UBS Alternative and Quantitative
Principal Executive Officer                       Investments LLC.

Robert F. Aufenanger (57)     Term -- Indefinite  Executive Director of UBS Alternative        N/A                   N/A
UBS Alternative and             Length--since     and Quantitative Investments LLC
 Quantitative Investments LLC    May 1, 2007      since October 2010. Prior to October
677 Washington Boulevard                          2010, Executive Director of UBS
Stamford, Connecticut 06901                       Alternative Investments US from April
Principal Accounting Officer                      2007 to October 2010. Prior to April
                                                  2007, Chief Financial Officer and
                                                  Senior Vice President of Alternative
                                                  Investments Group of U.S. Trust
                                                  Corporation from 2003 to 2007.

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN       OTHER TRUSTEESHIPS/
                                                                                              FUND          DIRECTORSHIPS HELD BY
                                TERM OF OFFICE                                              COMPLEX           DIRECTOR OUTSIDE
NAME, AGE, ADDRESS AND          AND LENGTH OF             PRINCIPAL OCCUPATION(S)         OVERSEEN BY          FUND COMPLEX
POSITION(S) WITH FUNDS          TIME SERVED(1)             DURING PAST 5 YEARS            DIRECTOR(2)     DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Frank S. Pluchino (51)        Term - Indefinite   Executive Director of UBS Alternative       N/A                   N/A
UBS Alternative and              Length--since    and Quantitative Investments LLC
 Quantitative Investments LLC   July 19, 2005     since October 2010. Prior to October
677 Washington Boulevard                          2010, Executive Director of
Stamford, Connecticut 06901                       Compliance of UBS Financial Services
Chief Compliance Officer                          Inc. from 2003 to 2010 and Deputy
                                                  Director of Compliance of UBS
                                                  Financial Services of Puerto Rico
                                                  Inc. from October 2006 to October
                                                  2010.

(1)  The Fund commenced operations on April 1, 2000.

(2)  Of the 58 funds/portfolios in the complex, 47 are advised by an affiliate of UBS Financial Services Inc. ("UBSFS") and 11 comprise the UBS A&Q Family of Funds.

(3)  Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS A&Q
     Family of Funds may do business. Mr. Feldberg is not affiliated with UBSFS or its affiliates.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Global Asset Management Sales Desk at 888-793-8637.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 212-821-6053.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $110,850 in 2010 and $118,710 in 2009. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $6,500 in 2010 and $2,000 in 2009. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $122,000 in 2010 and $125,000 in 2009. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2010 and $0 in 2009.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2) There were no services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $2.273 million for 2010 and $3.029 million for 2009.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                      PROXY VOTING POLICIES AND PROCEDURES

I.   Policy

     Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Bond Street Capital, L.L.C. has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II.  Proxy Voting Procedures

     (a) All proxies received by Bond Street Capital, L.L.C. will be sent to the Compliance Officer. The Compliance Officer will:

          (1)  Keep a record of each proxy received;

          (2)  Forward the proxy to the Portfolio Manager;

          (3) Determine which accounts managed by Bond Street Capital, L.L.C. hold the security to which the proxy relates;

          (4) Provide the Portfolio Manager with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which Bond Street Capital, L.L.C. must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

          (5) Absent material conflicts (see Section IV), the Portfolio Manager will determine how Bond Street Capital, L.L.C. should vote the proxy. The Portfolio Manager will send its decision on how Bond Street Capital, L.L.C. will vote a proxy to the Compliance Officer. The Compliance Officer is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

          (6) Bond Street Capital, L.L.C. may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Compliance Officer shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III. Voting Guidelines

          In the absence of specific voting guidelines from the client, Bond Street Capital, L.L.C. will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. The Adviser believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

          - Generally, the Adviser will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

          - Generally, the Adviser will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

          For other proposals, the Adviser shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

          (1) whether the proposal was recommended by management and Bond Street Capital, L.L.C.'s opinion of management;

          (2)  whether the proposal acts to entrench existing management; and

          (3) whether the proposal fairly compensates management for past and future performance.

IV.  Conflicts of Interest

          (1) The Compliance Officer will identify any conflicts that exist between the interests of Bond Street Capital, L.L.C. and its clients. This examination will include a review of the relationship of Bond Street Capital, L.L.C. and its affiliates with the issuer of each security and any of the issuer's affiliates to determine if the issuer is a client of Bond Street Capital, L.L.C. or an affiliate of Bond Street Capital, L.L.C. or has some other relationship with Bond Street Capital, L.L.C. or a client of Bond Street Capital, L.L.C.

          (2) If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Bond Street Capital, L.L.C. will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Bond Street Capital, L.L.C. determines it has a material conflict the affects its best judgment as an ERISA fiduciary, Bond Street Capital, L.L.C. will give the ERISA client the opportunity to vote the proxies themselves, or special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of the Adviser when voting proxies if such a conflict exists.

V.   Disclosure

     (a) Bond Street Capital, L.L.C. will disclose in its Form ADV Part II that clients may contact the Compliance Officer, Joel Yarkony, via e-mail or telephone at (201) 567-5050 or jy@bondstreetcap.com in order to obtain information on how Bond Street Capital, L.L.C. voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Bond Street Capital, L.L.C. voted the client's proxy.

     (b) A concise summary of these Proxy Voting Policies and Procedures will be included in Bond Street Capital, L.L.C.'s Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.  Recordkeeping

     The Compliance Officer will maintain files relating to Bond Street Capital, L.L.C.'s proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on record, with records for the first two years kept in the offices of Bond Street Capital, L.L.C. Records of the following will be included in the files:

     (a) Copies of these proxy voting policies and procedures, and any amendment thereto.

     (b) A copy of each proxy statement that Bond Street Capital, L.L.C. receives, provided however that Bond Street Capital, L.L.C. may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

     (c)  A record of each vote that Bond Street Capital, L.L.C. casts.

     (d) A copy of any document Bond Street Capital, L.L.C. created that was material to making a decision how to vote proxies, or that memorializes that decision.

     (e) A copy of each written client request for information on how Bond StreetCapital, L.L.C. voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Bond Street Capital, L.L.C. voted its proxies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                             UBS WILLOW FUND, L.L.C.

                         PORTFOLIO MANAGEMENT DISCLOSURE

Sam S. Kim has served as the Fund's portfolio manager (the "Portfolio Manager") since the Fund commenced operations on May 8, 2000. Mr. Kim is primarily responsible for the day-to-day management of the Fund's portfolio, including conducting investment due diligence, performing research analysis and making the ultimate selection of the Fund's investments. The Portfolio Manager has been the Managing Member and President of Bond Street Capital, LLC and its affiliate, Bond Street Capital Management, L.L.C., since 1999 and 2001, respectively.

Bond Street does not currently manage any accounts other than the Fund, although potential conflicts of interest may arise in the event that in addition to the Fund, the Portfolio Manager does undertake the management of any other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and the allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Manager may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, the Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. Additionally, Bond Street could be viewed as having a conflict of interest to the extent that its investment in other accounts is materially different than its investment in the Fund. UBS Willow Management, L.L.C., the Fund's investment Adviser (the "Adviser"), periodically reviews the Portfolio Manager's overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

The Portfolio Manager may manage other accounts that may have investment objectives and strategies that differ from those of the Fund, or they may differ from the Fund in terms of the degree of risk that each such account and the Fund are willing to bear. For these or other reasons, the Portfolio Manager may purchase different investments for the Fund and any other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Manager may place transactions of behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest could arise if Bond Street were to receive a performance-based advisory fee as to one account but not another, or performance-based advisory fees of differing amounts, because the Portfolio Manager may favor certain of the accounts subject to the performance fee, whether or not the performance of those accounts directly determines the

Portfolio Manager's compensation.

Because the Portfolio Manager is the sole equity owner of Bond Street, the Portfolio Manager's compensation is generally equal to his proportionate share of the annual net profits earned by Bond Street from advisory fees and performance-based fees derived from its client accounts, including the Fund. The Portfolio Manager does not receive a fixed salary.

As the sole equity owner of Bond Street, which in turn is a member of the Adviser, the Portfolio Manager may be considered to have an indirect ownership interest in the Adviser's Special Advisory Member Interest in the Fund. As of the end of the Fund's most recent fiscal year, the Portfolio Manager may be considered to have been the beneficial owner of interests in the Fund with a value of over $1,000,000.

(b)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Willow Fund, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date March 9, 2011
     -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date March 9, 2011
     -------------------------------------------------------------------


By (Signature and Title)* /s/ Robert Aufenanger
                          ----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date March 9, 2011
     -------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.